SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184

                                                         February 10, 2014

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                 Re:  AllianceBernstein Cap Fund, Inc.
                      - AllianceBernstein Emerging Markets Core Portfolio
                      - AllianceBernstein Emerging Markets Growth Portfolio
                      - AllianceBernstein Mid Cap Growth Portfolio
                      File Nos. 2-29901 and 811-01716
                      -----------------------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 145 under the Securities Act of 1933 and Amendment No. 124 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Cap Fund, Inc. We are making this filing for the purpose of registering three new portfolios, the AllianceBernstein Emerging Markets Core Portfolio, AllianceBernstein Emerging Markets Growth Portfolio and AllianceBernstein Mid Cap Growth Portfolio.

      Please direct any comments or questions to Kathleen K. Clarke or the undersigned at (202) 737-8833.

                                                 Sincerely,

                                                 /s/ Joanne A. Skerrett
                                                 ----------------------
                                                     Joanne A. Skerrett

Attachment
cc:    Kathleen K. Clarke